SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 18, 2024	Sep. 17, 2024	Nov. 18, 2022	Feb. 28, 2025	Jan. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Sep. 27, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						400,000,000		400,000,000		400,000,000
Common stock, par value						$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized						20,000,000		20,000,000		20,000,000
Preferred stock, par value						$ 0.0001		$ 0.0001		$ 0.0001
Convertible Notes Payable		$ 2,700,000
Common stock, shares issued						103,881,251		103,020,816		94,192,433
Common stock, shares outstanding						103,611,251		102,750,816		94,192,433
Preferred stock, shares issued		0				0		0		0
Preferred stock, shares oustanding		0				0		0		0
Stock based compensation								$ 13,022,692
Common stock options and warrants granted							449,190	449,190	[1]	1,781,000	[1]
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price, per share					$ 0.0001
Common stock options granted					449,190
Warrant Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise term			10 years
Warrants exercise price			2.70%
Warrant exercise price, per share			$ 0.01
Stock based compensation								$ 13,022,692
Class of warrant or right, outstanding												3,137,998
Wolverine Flagship Fund Trading Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares	83,250
Amethyst Arbitrage International Master Fund [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares	96,030
Radcliffe Spac Master Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares	100,000
Verition Multi Strategy Master Fund Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares	60,285
Mehana Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares				860,435
Yoshiyuki Aikawa [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares		270,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares		5,080,820
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares	339,565	94,192,433				860,435				94,192,421	[2]
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock as incentive shares, shares								11,500,000
Warrant [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock options and warrants granted										1,131,810

[1]	The number of Warrants granted to HeartCore was updated to reflect the adjustment upon the consummation of Pono Merger.
[2]	Retrospectively restated for effect of share issuances on September 8, 2023.